Offerings - Offering: 1	Mar. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 15,488,647.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,138.98